Note 13 - Investments in Unconsolidated Joint Ventures - Summary of Financial Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	$ 168,000	$ 425,000
City of Athens [Member]
Net profit attributable to the Company	178,000
Amortization of Basis Differences	(68,000)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	110,000
Eco Nine [Member]
Net profit attributable to the Company	161,000
Amortization of Basis Differences	(68,000)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	$ 93,000